Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 3,871	$ 3,755	$ 6,527
Less accumulated amortization	(947)	(571)	(1,187)
Intangible assets, net	2,924	3,184	5,340
123Wish Platform Intellectual Property [Member]
Intangible assets, gross		548
Horizon software [Member]
Intangible assets, gross	567	548	6,527
Customer Lists [Member]
Intangible assets, gross	997	900
Social Online Application Software [Member]
Intangible assets, gross	$ 2,307	$ 2,307